Shareholder Report, Average Annual Return (Details)	12 Months Ended	54 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222038
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%	2.21%
Without Sales Load [Member] | C000222039
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	2.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.35%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.35%)
Bloomberg 1-3 Year U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	2.15%
Bloomberg 1-3 Year U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	2.15%